Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Schedule of Revenue by Product Category	The following table presents the Company’s revenue by product category for the nine months ended September 30, 2023 and 2022:
	For the Nine Months Ended September 30,
	2023	2022
Training	$462,277	$199,672
Product supplies	981,756	552,634
Equipment	155,480	211,664
Patient procedures	194,872	-
Total revenue	$1,794,385	$963,967
The following table presents the Company’s revenue by product category for the years ended December 31, 2022 and 2021:
	For the Years Ended December 31,
	2022	2021
Training	$279,404	$112,970
Product supplies	866,104	209,706
Equipment	163,460	115,211
Patient procedures	221,255	-
Total revenue	$1,530,223	$437,887

Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss	Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:
	For the Nine Months Ended
	September 30, 2023
	Global Stem Cells Group	Meso Numismatics	Total
Revenue	$1,794,385	$-	$1,794,385
Cost of revenue	553,467	-	553,467
Gross profit	$1,240,919	$-	$1,240,919
Gross Profit %	69.16%	0.00%	69.16%

Assets	$937,265	$2,377,513	$3,314,778
Net loss	$(253,826)	$(9,303,803)	$(9,557,629)
Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:
	For the Year Ended
	December 31, 2022
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$1,530,223	$-	$1,530,223
Cost of revenue	653,256	-	653,256
Gross profit	$876,967	$-	$876,966
Gross Profit %	57.31%	0.00%	57.31%

Assets	$1,012,318	$7,067,955	$8,080,273
Net loss	$(399,579)	$(5,107,243)	$(5,506,822)